Income Taxes Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Gross [Abstract]
Accrued liabilities	$ 334,072	$ 471,223
Allowance for doubtful accounts	194,664	300,640
Goodwill and other intangible assets	10,953,458	13,021,523
Stock‑based compensation	1,692,288	1,119,355
Net operating losses	49,266,688	29,067,458
Other	388,813	388,813
Noncurrent deferred tax assets	62,829,983	44,369,012
Total deferred tax assets	62,829,983	44,369,012
Valuation allowance	(878,522)	0
Total deferred tax assets — net	61,951,461	44,369,012
Deferred Income Tax Liabilities
Property and equipment	(60,958,408)	(70,621,451)
Prepaid expenses	(1,506,831)	(1,498,531)
Other	(634,692)	(1,369,082)
Noncurrent deferred tax liabilities	(63,099,931)	(73,489,064)
Net deferred tax liability	$ (1,148,470)	$ (29,120,052)